COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

12.          COMMITMENTS AND CONTINGENCIES

Contingencies

Historically the Group has provided guarantees to certain institutional funding partners through a subsidiary that does not hold a financing guarantee license. In October 2019, The China Banking and Insurance Regulatory Commission, promulgated a new regulation pursuant to which this structure, may not deemed appropriate. The Company is in the process of restructuring the business, the plan of which includes providing guarantees through licensed entities, in order to comply with the prevailing laws and regulations. As of December 31, 2019, the outstanding loan balance under this guarantee model amounted to RMB 13 billion, constituting 17% of total outstanding loan balance facilitated by the Group (excluding loans delinquent for more than 180 days). The new regulation is silent with respect to any grace period that may be permitted to undertake the restructuring. Management has concluded, with the advice of the Group's legal counsel, that it is not reasonably possible to estimate any potential financial exposure the group may have as a result of operating the business during this intermediate time period, due to the substantial uncertainties regarding the interpretation and application of the relevant laws and regulations.